Condensed Financial Information (Parent Company Only) - Condensed Statements of Income and Comprehensive Income (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Operating Income
General, Administrative and Other Expenses	$ 3,986	$ 4,162	$ 4,172	$ 4,162	$ 5,235	$ 3,855	$ 3,754	$ 3,579
Income Before Income Taxes and Equity in Undistributed Income of Subsidiary	1,858	1,916	1,834	1,801	674	1,600	1,462	1,346	$ 7,409	$ 5,082
Income Tax Benefits	89	135	188	187	83	269	250	198	599	800
Net Income	$ 1,769	$ 1,781	$ 1,646	$ 1,614	$ 591	$ 1,331	$ 1,212	$ 1,148	6,810	4,282
Comprehensive Income									12,356	4,692
Parent Company
Operating Income
Dividends from subsidiary									7,625	5,501
Interest and dividend income from securities and federal funds									1	0
Total operating income									7,626	5,501
Merger related expenses									0	1,306
General, Administrative and Other Expenses									3,456	2,220
Income Before Income Taxes and Equity in Undistributed Income of Subsidiary									4,170	1,975
Income Tax Benefits									710	750
Income Before Equity in Undistributed Income of Subsidiary									4,880	2,725
Equity in Undistributed Income of Subsidiary									1,930	1,557
Net Income									6,810	4,282
Comprehensive Income									$ 12,356	$ 4,692